                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05689

                 Morgan Stanley Municipal Premium Income Trust
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York                          10020
    (Address of principal executive offices)                          (Zip code)

                               Ronald E. Robison
             1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: May 31, 2006

Date of reporting period: February 28, 2006

ITEM 1. SCHEDULE OF INVESTMENTS.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

MORGAN STANLEY MUNICIPAL PREMIUM INCOME TRUST
PORTFOLIO OF INVESTMENTS FEBRUARY 28, 2006 (UNAUDITED)

PRINCIPAL
AMOUNT IN                                                                        COUPON    MATURITY
THOUSANDS                                                                         RATE       DATE        VALUE
---------                                                                        ------    --------   -----------
            TAX-EXEMPT MUNICIPAL BONDS (150.5%)
            General Obligation (13.4%)
   $3,000   California, Various Purpose dtd 12/01/05                              5.00%    03/01/27   $ 3,153,120
    2,000   Los Angeles Unified School District, California, 2003 Ser A (FSA)     5.25     07/01/20     2,183,500
    2,000   Connecticut, 2001 Ser D                                               5.00     11/15/20     2,119,480
    2,500   Chicago Park District, Illinois, 2004 Ser A (Ambac)                   5.00     01/01/28     2,625,900
    2,000   Du Page County Community Unit School District #200, Illinois,         5.25     11/01/21     2,163,300
               Ser 2003 B (FSA)
    1,200   Minnesota Higher Educational Facilities Authority, University St      5.00     04/01/23     1,275,216
               Thomas, Ser 2006 Six-I
            New York City, New York,
    2,000      2006 Ser F                                                         5.00     09/01/23     2,112,320
    1,000      2005 Ser G                                                         5.00     12/01/23     1,052,440
            Pennsylvania,
    1,000   RITES PA - 1112 A (MBIA)                                             7.346+++  01/01/18     1,129,050
    1,000   RITES PA - 1112 B (MBIA)                                             7.346+++  01/01/19     1,160,180
    5,000   Charleston County School District, South Carolina, Ser 2004 A         5.00     02/01/22     5,317,350
   ------                                                                                             -----------
   22,700                                                                                              24,291,856
   ------                                                                                             ------------
            Educational Facilities Revenue  (7.2%)
    2,500   University of Alabama, Ser 2004 A (MBIA)                              5.25     07/01/20     2,743,825
    2,000   California Educational Facilities Authority, Mills College Ser
               2005 A                                                             5.00     09/01/34     2,050,980
    3,000   North Carolina Capital Facilities Finance Agency, Duke University     5.00     10/01/41     3,152,190
               Ser 2005 A
    5,000   Swarthmore Boro Authority, Pennsylvania, Swarthmore College Ser
               2001                                                               5.00     09/15/31     5,174,750
   ------                                                                                             -----------
   12,500                                                                                              13,121,745
   ------                                                                                             -----------
            Electric Revenue  (13.3%)
    8,000   Salt River Project Agricultural Improvement & Power District,         5.00     01/01/26     8,398,560
               Arizona, Ser 2002 B
    1,550   Los Angeles Department of Water & Power, California, 2001 Ser A       5.00     07/01/24     1,586,503
    5,000   Orlando Utilities Commission, Florida, Water & Electric Ser 2001      5.00     10/01/22     5,309,050
    3,000   Long Island Power Authority, New York, Ser 2004 A (Ambac)             5.00     09/01/34     3,152,250
    3,365   Intermountain Power Agency, Utah, Refg 1997 Ser B (MBIA)              5.75     07/01/19     3,525,847
    2,000   Grant County Public Utility District #2, Washington, Wanapum          5.00     01/01/34     2,090,720
               Hydroelectric 2005 Ser A (FGIC)
   ------                                                                                             -----------
   22,915                                                                                              24,062,930
   ------                                                                                             -----------
            Hospital Revenue  (17.9%)
    3,500   Birmingham-Carraway Special Care Facilities Financing Authority,     5.875     08/15/15     3,576,685
               Alabama, Carraway Methodist Health Ser 1995 A (Connie Lee)
    1,000   Washington County, Arkansas, Washington Regional  Medical             5.00     02/01/35     1,011,450
               Center Ser 2005 A
    1,000   California Statewide Community Development Authority,                 5.00     07/01/27     1,039,670
               Huntington Memorial Hospital Ser 2005
    3,000   Indiana Health & Educational Facility Financing Authority, Clarian    5.25     02/15/40     3,111,150
               Health Ser 2006 A
    2,000   Indiana Health Facilities Financing Authority, Community Health       5.00     05/01/35     2,088,120
               Ser 2005 A (Ambac)
            Louisiana Public Facilities Authority,
    3,000      Baton Rouge General Medical Center FHA Insured Mtge
               Ser 2004 (MBIA)                                                    5.25     07/01/33     3,178,410
    2,000      Ochsner Clinic Ser 2002                                            5.50     05/15/32     2,030,140
    1,000   Maryland  Health & Higher Education Facilities Authority, Johns       5.00     11/15/28     1,047,150
               Hopkins Hospital Ser 2003
    3,500   Kent Hospital Finance Authority, Michigan, Metropolitan Hospital      6.25     07/01/40     3,839,780
               Ser 2005 A
    1,100   Glencoe, Minnesota, Glencoe Regional Health Services Ser 2005         5.00     04/01/31     1,103,542
    2,000   New York State Dormitory Authority, Montefiore Hospital               5.00     08/01/29     2,106,580
               FHA Insured Mtge Ser 2004 (FGIC)

    5,000   Lehigh County General Purpose Authority, Pennsylvania, St Luke's     5.375     08/15/33     5,192,750
               of Bethlehem Ser A 2003
    3,000   Johnson City Health and Educational Facilities, Tennessee, Ser        5.50     07/01/36     3,156,900
               2006 A
   ------                                                                                             -----------
   31,100                                                                                              32,482,327
   ------                                                                                             -----------
            Industrial Development/Pollution Control Revenue  (15.5%)
    4,810   Pima County Industrial Development Authority, Arizona, Tucson         7.25     07/15/10     4,865,700
               Electric Power Co Refg Ser 1988 A (FSA)
    3,000   Tobacco Settlement Authority, Iowa, Ser 2005 C                        5.50     06/01/42     3,020,280
            New York City Industrial Development Agency, New York,
    5,000      American Airlines Inc Ser 2005 (AMT)                               7.75     08/01/31     5,406,300
    8,000      Brooklyn Navy Yard Cogeneration Partners LP Ser 1997 (AMT)         5.65     10/01/28     8,014,880
    2,000      7 World Trade Center, LLC Ser A                                    6.25     03/01/15     2,104,020
    3,000   Tsasc Inc, New York, Ser 2006-1                                      5.125     06/01/42     2,980,170
    1,500   Brazos River Authority, Texas, Texas Utilities Electric Co            7.70     04/01/33     1,759,305
               Refg Ser 1999 A (AMT)
   ------                                                                                             -----------
   27,310                                                                                              28,150,655
   ------                                                                                             -----------
            Mortgage Revenue - Multi-Family  (0.2%)
      345   Minnesota Housing Finance Agency, Rental 1995 Ser D (MBIA)            6.00     02/01/22       348,895
   ------                                                                                             -----------
            Mortgage Revenue - Single Family  (0.2%)
      155   Colorado Housing & Finance Authority Ser 1997 A-2 (AMT)               7.25     05/01/27       155,944
       10   Kansas City Leavenworth & Lenexa, Kansas, GNMA-Backed                 8.00     11/01/20        10,023
               Ser 1998 C (AMT)
      185   Missouri Housing Development Commission,                              7.10     09/01/27       186,426
               Homeownership 1996 Ser D (AMT)
   ------                                                                                             -----------
      350                                                                                                 352,393
   ------                                                                                             -----------
            Public Facilities Revenue  (7.3%)
    1,000   Jefferson County, Alabama, School Ser 2004 A                          5.50     01/01/22     1,088,820
            Fort Collins, Colorado,
    2,040      Ser 2004 A                                                        5.375     06/01/21     2,236,248
    2,155      Ser 2004 A COPs (Ambac)                                           5.375     06/01/22     2,359,122
            Saint Paul Independent School District #625, Minnesota,
    1,700      Ser 1995 C COPs                                                    5.45     02/01/11     1,702,907
    1,800      Ser 1995 C COPs                                                    5.50     02/01/12     1,803,150
    1,500   Oregon Department of Administrative Services, Ser 2005 B COPs         5.00     11/01/21     1,606,215
               (FGIC)
    2,400   Goat Hill Properties, Washington, Governmental Office Building        5.00     12/01/33     2,502,672
               Ser 2005 (MBIA)
   ------                                                                                             -----------
   12,595                                                                                              13,299,134
   ------                                                                                             -----------
            Retirement & Life Care Facilities Revenue  (1.7%)
    2,000   Glendale Industrial Development Authority, Arizona, John C Lincoln    5.00     12/01/37     2,009,820
               Health Ser 2005 B
    1,000   Lubbock Health Facilities Development Corporation, Texas,            6.625     07/01/36       993,280
               Carillon Senior Life Care Ser 2005 A
   ------                                                                                             -----------
    3,000                                                                                               3,003,100
   ------                                                                                             -----------
            Transportation Facilities Revenue  (23.7%)
    3,000   Florida, Department of Transportation, Ser 2002 A (MBIA)              5.00     07/01/25     3,184,170
            Miami-Dade County, Florida, Miami Int'l Airport,
    2,500      Ser 2000 B (FGIC)                                                  5.75     10/01/24     2,731,975
    2,000      Ser 2005 A (AMT) (CIFG)                                            5.00     10/01/38     2,068,460
            Georgia State Road & Tollway Authority,
    2,000      Ser 2004                                                           5.00     10/01/22     2,133,820
    3,000      Ser 2004                                                           5.00     10/01/23     3,200,730
            Chicago, Illinois, Chicago-O'Hare Int'l Airport
    5,000      Ser 1996 A (Ambac)                                                5.625     01/01/12     5,108,700
    4,000      3rd Lien Ser 2005 A                                                5.25     01/01/26     4,343,880
    2,000   Massachusetts Turnpike Authority, Metropolitan Highway                5.00     01/01/37     2,039,380
               Ser 1997 A (MBIA)
    5,000   New Jersey Turnpike Authority, Ser 2003 A (Ambac)                     5.00     01/01/30     5,242,150
    3,000   Metropolitan Transportation Authority, New York, State Service        5.50     07/01/20     3,295,500
               Contract Refg Ser 2002 B (MBIA)
    3,000   Triborough Bridge & Tunnel Authority, New York, Refg Ser 2002 B       5.25     11/15/19     3,262,140
    2,000   Pennsylvania Turnpike Commission, Ser R 2001  (Ambac)                 5.00     12/01/30     2,096,180

   3,000   Rhode Island Economic Development Corporation,                            5.00   07/01/28      3,163,530
              Airport 2005 Ser C (MBIA)
   1,000   Harris County, Texas, Toll Road Sr Lien Ser 2005 A (FSA)                  5.25   08/15/35      1,054,430
--------                                                                                               ------------
  40,500                                                                                                 42,925,045
--------                                                                                               ------------

           Water & Sewer Revenue (30.6%)
   2,000   Camarillo Public Finance Authority, California, Wastewater                5.00   06/01/36      2,115,860
              Ser 2005 (Ambac)
   3,000   Los Angeles Department of Water & Power, California, Water                5.00   07/01/25      3,172,680
              2004 Ser C (MBIA)
   3,000   Oxnard Financing Authority, California, Wastewater 2004 Ser A             5.00   06/01/29      3,154,080
              (FGIC)
   3,000   San Diego County Water Authority, California, Ser 2004 A COPs             5.00   05/01/29      3,165,810
              (FSA)
   2,460   JEA, Florida, Water & Sewer, Sub-second Crossover Ser (MBIA)              5.00   10/01/24      2,606,985
   3,000   Atlanta, Georgia, Water & Wastewater Ser 1999 A (FGIC)                    5.50   11/01/22      3,451,170
   4,000   Augusta, Georgia, Water & Sewerage Ser 2000 (FSA)                         5.25   10/01/22      4,282,240
           Indianapolis Local Public Improvement Bond Bank, Indiana,
   1,000      Waterworks Ser 2002 A (MBIA)                                           5.50   01/01/18      1,094,660
   1,000      Waterworks Ser 2002 A (MBIA)                                           5.50   01/01/19      1,094,660
   3,215   Louisville & Jefferson County Metropolitan Sewer District,               5.375   05/15/22      3,501,199
              Kentucky, Ser 2001 A (MBIA)
   1,755   Detroit, Michigan, Water Supply Sr Lien Ser 2001 A (FGIC)                 5.25   07/01/33      1,869,022
   3,000   Las Vegas Water District, Nevada, Impr and Refg Ser 2003 A                5.25   06/01/22      3,244,320
              (FGIC)
   2,000   Passaic Valley Sewerage Commissioners, New Jersey, Ser F                  5.00   12/01/19      2,143,860
              (FGIC)
   1,675   Cleveland, Ohio, Waterworks Impr & Refg 1998 Ser I (FSA)                  5.00   01/01/23      1,731,732
   5,000   Austin, Texas, Water & Wastewater Refg Ser 2001 A (FSA)                  5.125   05/15/27      5,197,400
  10,000   Houston, Texas, Combined Utility Refg 2004 Ser A (FGIC)                   5.25   05/15/23     10,841,700
   2,700   West Virginia Water Development Authority, Loan Program IV                5.00   11/01/44      2,833,974
              2005 Ser A (FSA)
--------                                                                                               ------------
  51,805                                                                                                 55,501,352
--------                                                                                               ------------

           Other Revenue (12.8%)
   5,000   California Economic Recovery, Ser 2004 A++                                5.00   07/01/16      5,354,750
           Golden State Tobacco Securitization Corporation, California,
   2,000      Enhanced Asset Backed Ser 2005 A (Ambac)                               5.00   06/01/29      2,072,080
   2,000      Enhanced Asset Backed Ser 2005 A                                       5.00   06/01/45      2,055,820
   2,000   New Jersey Economic Development Authority, Cigarette Tax                  5.75   06/15/29      2,134,960
              Ser 2004
   2,000   New York City Transitional Finance Authority, New York,                   5.50   11/01/26      2,177,940
              Refg 2003 Ser A
   8,000   New York State Local Government Assistance Corporation,                   5.00   04/01/21      8,319,120
              Refg Ser 1997 B (MBIA)
   1,000   Philadelphia, Pennsylvania, Gas Works Eighteenth Ser (AGC)                5.25   08/01/20      1,081,570
--------                                                                                               ------------
  22,000                                                                                                 23,196,240
--------                                                                                               ------------

           Refunded (6.7%)
   3,000   Hawaii, 1999 Ser CT (FSA)                                                5.875   09/01/09+     3,262,770
   1,340   Missouri  Health & Educational Facilities Authority, Missouri, Baptist   7.625   07/01/18      1,591,478
              Medical Center Refg Ser 1989 (ETM)
   3,000   Barberton City School District, Ohio, Ser 1998 (FGIC)                    5.125   11/01/08+     3,142,020
   4,000   Montgomery County, Ohio, Franciscan Medical Center - Dayton               5.50   01/01/10+     4,226,960
              Ser 1997
--------                                                                                               ------------
  11,340                                                                                                 12,223,228
--------                                                                                               ------------
 258,460   TOTAL TAX-EXEMPT MUNICIPAL BONDS (Cost $261,380,263)                                         272,958,900
--------                                                                                               ------------

           SHORT-TERM TAX-EXEMPT MUNICIPAL OBLIGATIONS (2.9%)
   2,815   Reno, Nevada, St Mary's Regional Medical Center Ser 1998 B                2.91*  05/15/23      2,815,000
              (MBIA) (Demand 03/01/06)
   1,200   Nassau County Industrial Development Agency, New York, 1999               2.97*  01/01/34      1,200,000
              Cold Spring Harbor Lab (Demand 03/01/06)
   1,300   North Central Texas Health Facilities Development Corporation,            2.91*  12/01/15      1,300,000
              Presbyterian Medical Center Ser 1985 D (MBIA) (Demand 03/01/06)
--------                                                                                               ------------
   5,315   TOTAL SHORT-TERM TAX-EXEMPT MUNICIPAL OBLIGATIONS (Cost $5,315,000)                            5,315,000
--------                                                                                               ------------

$263,775   TOTAL INVESTMENTS (Cost $266,695,263) (a) (b)                            153.4%              278,273,900
========
           OTHER ASSETS IN EXCESS OF LIABILITIES                                      1.8                 3,215,902

           PREFERRED SHARES OF BENEFICIAL INTEREST                                  (55.2)             (100,085,060)
                                                                                    -----              ------------
           NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS                             100.0%             $181,404,742
                                                                                    =====              ============

----------
Note: The categories of investments are shown as a percentage of net assets applicable to common shareholders.

AMT  Alternative Minimum Tax.

COPs Certificates of Participation.

ETM  Escrowed to maturity.

RITES Residual Interest Tax-Exempt Securities (Illiquid securities).

*    Current coupon of variable rate demand obligation.

+    Prerefunded to call date shown.

++ A portion of this security has been physically segregated in connection with open futures contracts in an amount equal to $104,000.

+++ Current coupon rate for inverse floating rate municipal obligation. This rate resets periodically as the auction rate on the related security changes. Positions in inverse floating rate municipal obligations have a total value of $2,289,230 which represents 1.3% of net assets applicable to common shareholders.

(a) Securities have been designated as collateral in an amount equal to $29,403,501 in connection with open futures contracts.

(b) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $11,693,316 and the aggregate gross unrealized depreciation is $38,354, resulting in net unrealized appreciation is $11,654,962.


Bond Insurance:

AGC        Assured Guaranty Corporation.
Ambac      Ambac Assurance Corporation.
CIFG       CIFG Assurance North America Inc.
Connie Lee Connie Lee Insurance Company - A wholly owned subsidiary of Ambac
           Assurance Corporation.
FGIC       Financial Guaranty Insurance Company.
FSA        Financial Security Assurance Inc.
MBIA       Municipal Bond Investors Assurance Corporation.

Futures Contracts Open at February 28, 2006:

                                DESCRIPTION,           UNDERLYING
NUMBER OF                      DELIVERY MONTH          FACE AMOUNT    UNREALIZED
CONTRACTS   LONG/SHORT            AND YEAR              AT VALUE     DEPRECIATION
---------   ----------         --------------          -----------   ------------
   240         Short      U.S. Treasury Notes 5 yr

                                  June 2006           $(25,245,000)   $(40,034)

    40         Short      U.S. Treasury Notes 10 yr

                                  June 2006             (4,316,250)    (14,485)
                                                                      --------
                         Total Unrealized Depreciation ...........    $(54,519)
                                                                      ========

                        GEOGRAPHIC SUMMARY OF INVESTMENTS
             BASED ON MARKET VALUE AS A PERCENT OF TOTAL INVESTMENTS

Alabama            2.7%
Arizona            5.5
Arkansas           0.4
California        11.2
Colorado           1.7
Connecticut        0.8
Florida            5.7
Georgia            4.7
Hawaii             1.2
Illinois           5.1
Indiana            2.7
Iowa               1.1
Kentucky           1.3
Louisiana          1.9
Maryland           0.4
Massachusetts      0.7
Michigan           2.0
Minnesota          2.2
Missouri           0.6
Nevada             2.2
New Jersey         3.4
New York          16.2
North Carolina     1.1
Ohio               3.3
Oregon             0.6
Pennsylvania       5.7
Rhode Island       1.1
South Carolina     1.9
Tennessee          1.1
Texas              7.6
Utah               1.3
Washington         1.6
West Virginia      1.0
                 -----
Total+           100.0%
                 =====

----------
+ Does not include open short futures contracts with an underlying face amount of $29,561,250, with unrealized depreciation of $54,519.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Municipal Premium Income Trust


/s/ Ronald E. Robison
----------------------------------------
Ronald E. Robison
Principal Executive Officer
April 19, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


/s/ Ronald E. Robison
----------------------------------------
Ronald E. Robison
Principal Executive Officer
April 19, 2006


/s/ Francis Smith
----------------------------------------
Francis Smith
Principal Financial Officer
April 19, 2006


                                       3